Loss per ordinary share (Tables)	12 Months Ended
Mar. 31, 2026
Loss Per Ordinary Share
Schedule of basis loss per ordinary share

	2026	2025	2024
	USD	USD	USD

Loss attributable to owners of the Company (USD)	(2,008,428)	(2,513,573)	(2,304,026)

Weighted average number of ordinary shares (units)	162,400,712	160,000,000	160,000,000

Basic and diluted loss per ordinary share (USD)	(0.02)	(0.02)	(0.01)